THE PRUDENTIAL SERIES FUND
PSF Global Portfolio
PSF PGIM High Yield Bond Portfolio
Supplement dated June 18, 2024 to the
Prospectus dated May 1, 2024, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for The Prudential Series Fund (the Trust) for the PSF Global Portfolio and PSF PGIM High Yield Bond Portfolio (the Portfolios), a series of the Trust. The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

A.PSF Global Portfolio
The Prospectus with respect to the PSF Global Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the PSF Global Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class III Shares
Management Fees	0.75%	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
+Other Expenses	0.08%	0.08%
=Total Annual Portfolio Operating Expenses	0.83%	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.05)%	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee	0.78%	1.03%
Waiver and/or Expense Reimbursement(1)
(1) The Manager has contractually agreed to waive 0.0345% of its management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive 0.012% of its management fee through June 30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.
II. The following table replaces the "Example" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary
	section of the Prospectus for the PSF Global Portfolio:

		1 Year	3 Years	5 Years	10 Years
	PSF Global Portfolio Class I Shares	$80	$260	$456	$1,021
	PSF Global Portfolio Class III Shares	$105	$339	$591	$1,313
B.	PSF PGIM High Yield Bond Portfolio
The Prospectus with respect to the PSF PGIM High Yield Bond Portfolio is revised as follows, effective July 1, 2024:
I.The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the PSF PGIM High Yield Bond Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class III Shares
Management Fees	0.55%	0.55%
+Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
+Other Expenses	0.06%	0.06%
=Total Annual Portfolio Operating Expenses	0.61%	0.86%
-Fee Waiver and/or Expense Reimbursement	(0.04)%	(0.04)%
=Total Annual Portfolio Operating Expenses After	0.57%	0.82%
Fee Waiver and/or Expense Reimbursement(1)
PSFSUP1
(1)The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the
Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.57% of the Portfolio's average daily net assets through June 30, 2025. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.
II.The following table replaces the "Example" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the PSF PGIM High Yield Bond Portfolio:
	1 Year	3 Years	5 Years	10 Years
PSF PGIM High Yield Bond Portfolio Class I Shares	$58	$191	$336	$758
PSF PGIM High Yield Bond Portfolio Class III Shares	$84	$270	$473	$1,057
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
PSFSUP1